Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax	£ (5)	£ (6)	£ (5)
Credited/(charged) to other comprehensive income	(8)	(18)	12
(Charged)/credited to other comprehensive income	£ (13)	£ (24)	£ 7